[TYPE]                                  N-30D
[DESCRIPTION]                           SEMI-ANNUAL REPORT MAILED
TO SHAREHOLDERS

To Our Investors






Dear Fellow Shareholder:

Our philosophies of investing in the highest grade companies and looking for opportunities for growth have given you a total return of 15.5% for the six months period ending January 31, 1997. We have positioned our portfolio to take advantage of what we perceive to be opportunities in the forthcoming market. A large percentage of the portfolio is now invested in commercial banking, oilfield services and thrift industries. There are bound to be further opportunities for growth out there, and American Growth
Fund will strive to find them.

This maybe a good time to remind our shareholders that we manage the Fund with two objectives in mind... to make money and not lose the money we've made. That's the way we have managed American
Growth Fund for over 38 years and plan to in the future.

Perhaps, all things considered, this might be an appropriate time to consider adding to your American
Growth Fund account. Our toll free number is (800) 525-2406 or give your securities representative a call.
I invite your comments, questions and suggestions. Please feel free to call or write to me.

American Growth Fund wishes you and yours a good future!



Sincerely,



Robert Brody
President & Shareholder

How American Growth Fund Has Its Shareowners' Money Invested


                                                     STATEMENT OF
INVESTMENTS
                                                         January
31, 1997

                                                        Market
Description of Security
                                  Shares                 Value

                                                           COMMON
STOCKS
                                                  Commercial Bank
Industry 16.4%
PNC Bank Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .        145,000        $    5,763,750
  (The nation's 13th largest bank holding company)
City National Corp.. . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .        200,000             4,550,000
  (Owns City National Bank, the largest independent bank in S.
California.)
SouthTrust Corp... . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         90,000             3,403,125
  (The 33rd largest bank in the U.S.)
Royal Bank of Canada . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         70,000             2,598,750
  (Canada's largest bank)
First Union Corp.. . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         28,800             2,408,400
  (The 6th largest bank in the U.S.)
NationsBank. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         16,312             1,761,696
  (The 4th largest bank in the U.S.)

                                                    20,485,721

                                                 Oilfield Services
Industry 15.0%
Schlumberger Limited . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         56,000             6,223,000
  (Operates in two segments: Oilfield Services, Measurement &
Systems.))
Global Marine, Inc.* . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .        160,000              3,580,000
  (Engaged in contract offshore drilling and in exploration and production of oil and gas)
Transocean Offshore Inc. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         50,000             3,275,000
  (Provides contract drilling services for offshore oil and gas wells.)
Rowan Companies, Inc.* . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         80,000             2,020,000
  (Operates in three segments: Drilling, manufacturing and
aircraft.)
Tidewater Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         40,000             1,880,000
  (Serves the international offshore energy industry through transportation and gas/air compressors.)
Helmerich & Payne, Inc.. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         20,000               967,500
  (Explores for and produces oil and natural gas; it also provides drilling services.)
Petroleum Geo-Services AS* . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         10,000               430,000
  (Creates images of the geology beneath the seabed.)
Daniel Industries, Inc.. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         20,000               287,500
  (Leading provider of fluid measurements, flow control, and analytical products, services, and integrated solutions.)
         . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .                           18,663,000


                                                        Market
Description of Security
                                  Shares                 Value
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .
                                                       Thrift
Industry 14.0%
Washington Mutual, Inc.. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .        120,000        $    6,517,500
  (One of the largest thrifts in the U.S.)
Standard Federal Bancorp . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .        100,000             5,737,500
  (The 6th largest thrift in the U.S. and the largest in Michigan.)
Golden West Financial Corp.. . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         78,000             5,235,750
  (Third largest thrift in the U.S.)

                                                    17,490,750

                                                      Petroleum
Industry 5.9%
British Petroleum Company P.L.C. (The) . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         20,000             2,832,500
  (One of the largest integrated oil enterprises in the world.)
USX-Marathon . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         90,000             2,396,250
  (A medium sized integrated oil company)
Texaco Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         20,000             2,117,500
  (A major integrated international oil company)

                                                     7,346,250

                                                  Aerospace/Defense
Industry 5.3%
Boeing Company (The) . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         62,000             6,641,750
  (The leading manufacturer of commercial jet aircraft.)

                                                      Insurance
Industry 3.8%
American International Group, Inc. . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         28,125             3,406,641
  (Ranked fourth in the U.S. based on premiums written in domestic property & casualty insurance.)
Equitable Companies Inc. (The) . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         50,000             1,381,250
  (Parent holding company of The Equitable Life Assurance Society of the U.S.)

                                                     4,787,891
                                                      Aluminum
Industry 3.3%
Aluminum Company of America (Alcoa). . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         60,000             4,140,000
  (The world's largest aluminum producer.)



                                                        Market
Description of Security
                                  Shares                 Value
                                                        Steel
Industry 2.9%
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .
USX-U.S. Steel Group . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .        100,000             3,162,500
  (The largest U.S. steelmaker)
Bethlehem Steel* . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         57,200               486,200
  (The second largest U.S. steelmaker.)

                                                     3,648,700

                                               Computer &
Peripherals Industry 2.5%

International Business Machines Corporation. . . . . . . . . . . .
 . . . . . . . . . . . . .         20,000        $    3,145,000
  (The world's largest supplier of advanced information processing technology, communication systems & services)
                                                 Financial Services
Industry 1.7%
Travelers Group Inc. . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         40,000             2,095,000
  (A diversified financial services company)

                                                 Building Materials
Industry 1.2%
Ameron International Corporation . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         30,000             1,488,750
  (A multinational manufacturer of protective coatings for the petroleum, marine , and industrial markets)

Total Common Stocks (cost $66,032,693) . . . . . . . . . . . . . .
 . . . . . . . . . . . . .          72.0%            89,932,812

                                                    SHORT-TERM
INVESTMENT 17.9%

U.S. Treasury Bill, 4.95% due 03/27/97, principal amount
$10,500,000
   (amortized cost $10,422,038)  . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .                           10,422,038
U.S. Treasury Bill, 5.015%, due 4/24/97, principal amount
$12,000,000
   (amortized cost $11,862,923 . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .                           11,862,923


                                                    22,284,961

Repurchase Agreement (cost $12,000,000). . . . . . . . . . . . . .
 . . . . . . . . . . . . .           9.6%            12,000,000
  (Nomura Securities International, Inc., 5.32% dated 01/30/97, due
02/06/97, Maturity value $12,012,413
  Collateral: U.S. Treasury Note $12,400,000 par, 5.75%, due
08/15/03

Total Investment Securities, at Value (cost $100,317,654). . . . .
 . . . . . . . . . . . . .          99.5%           124,217,773

Cash and Receivables, Less Liabilities . . . . . . . . . . . . . .
 . . . . . . . . . . . . .           0.5%               588,857

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .         100.0%          $124,806,630

Financial Statements







                                                    AMERICAN GROWTH
FUND, INC.
                                       STATEMENT OF ASSETS AND
LIABILITIES, JANUARY 31, 1997

(UNAUDITED)
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . .
ASSETS:
  Investments at value (cost $100,317,654)-see accompanying
statement. . . . . . . . . . . . . . . . . . . .     $
124,217,773
  Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .             459,343
  Receivables:
    Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .             120,233
  Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .               9,281
Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .         124,806,630


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .     $   124,806,630

COMPOSITION OF NET ASSETS:
  Paid-in capital. . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .     $    99,516,803
  Undistributed net investment income. . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .            (118,459)
  Accumulated net realized gain from investment transactions . . .
 . . . . . . . . . . . . . . . . . . . . .           1,508,167
  Net unrealized appreciation of investments . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .          23,900,119
  Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .     $   124,806,630

NET ASSET VALUE PER SHARE:
  Class A Shares:*
    Net asset value and redemption price per share (based on net assets
    of $7,185,071 and 742,482 shares of beneficial interest
outstanding) . . . . . . . . . . . . . . . . . .
$9.68
    Maximum offering price per share (net asset value plus sales charge of
    5.75% of offering price.). . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .              $10.27
  Class B Shares:
    Net asset value, redemption price and offering price per share
(based
    on net assets of $7,598,324 and 789,915 shares of beneficial
interest outstanding) . . . . . . . . . . .               $9.62
  Class C Shares:
    Net asset value, redemption price and offering price per share
(based
    on net assets of $2,173,615 and 225,885 shares of beneficial
interest outstanding) . . . . . . . . . . .               $9.62
  Class D Shares:*
    Net asset value and redemption price and offering price per share (based on
    net assets of $107,849,620 and 11,127,464 shares of beneficial
interest outstanding) . . . . . . . . . .               $9.69
    Maximum offering price per share (net asset value plus sales charge of 5.75% of
    offering price). . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .              $10.28

Financial Statements

                                                   AMERICAN  GROWTH
FUND,  INC.
                                 STATEMENT OF OPERATIONS FOR THE
SIX MONTHS ENDED JANUARY 31, 1997

(UNAUDITED)
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .
INVESTMENT INCOME:
    Dividends (net of $16,172 foreign tax) . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .      $     750,140
    Interest . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .          1,266,265

  Total income . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .          2,016,405

EXPENSES:
    Investment advisory fees (Note 5). . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .            480,674
    Administration expenses. . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .            195,357
    Transfer agent, shareholder servicing and data processing fees
(Note 4). . . . . . . . . . . . . . . . .             53,959
    Custodian fees (Note 4). . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .             25,354
    Professional fees. . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .             26,791
    Registration and filing fees:
    Class A. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .              1,476
    Class B. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .              1,229
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .                456
    Class D. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .             29,114
    Shareholder reports. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .              8,078
    Distribution fees:
    Class A. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .              7,606
    Class B. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .             25,657
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .              8,679
    Class D. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .                  -
    Directors fees . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .              4,800
    Other expenses . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .             16,592
  Total expenses . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .            885,822
    Less expenses paid indirectly (Note 4) . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .           (108,933)
  Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .            776,889

Net Investment Income. . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .          1,239,516

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .          1,147,212
    Net change in unrealized appreciation or depreciation on
investments . . . . . . . . . . . . . . . . . .         14,463,844
    Net realized and unrealized gain . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .         15,611,056

Net Increase in Net Assets Resulting From Operations . . . . . . .
 . . . . . . . . . . . . . . . . . . . . .$         16,850,572

Financial Statements

                                                    AMERICAN GROWTH
FUND, INC.
                                                STATEMENTS OF
CHANGES IN NET ASSETS



                       Six Months Ended         Year Ended

                       January 31, 1997        July 31, 1996

                                                (unaudited)
OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .   $      1,239,516        $       483,715
  Net realized gain. . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .          1,147,212              7,083,415
  Net change in unrealized appreciation or depreciation. . . . . .
 . . . . . . . . .         14,463,844             (3,074,255)
    Net increase in net assets resulting from operations . . . . .
 . . . . . . . . .         16,850,572              4,492,875

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income:
  Class A. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .           (78,116)                      -
  Class B. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .           (60,893)                      -
  Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .           (17,406)                      -
  Class D. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .        (1,288,377)             (1,387,812)
  Distributions from net realized gain:
  Class A. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .          (253,876)                      -
  Class B. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .          (263,868)                      -
  Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .           (75,426)                      -
  Class D. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .        (4,187,225)             (2,312,575)

BENEFICIAL INTEREST TRANSACTIONS:
  Net increase in net assets resulting from beneficial
  interest transactions:
  Class A. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .          2,832,997              4,048,441
  Class B. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .          3,804,580              3,603,382
  Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .          1,667,583                383,952
  Class D. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .         (1,876,017)             8,385,535


NET ASSETS:
  Total increase . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .         17,054,528             17,213,798
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . .        107,752,102             90,538,304
  End of period (including (over)/undistributed net investment income of $(118,459) and $86,817 respectively) . . . . . . . . .
 . . . . . . . . .   $    124,806,630        $   107,752,102

Financial Highlights


                                                           Class D


                                           Six Months Ended    Year
Ended July 31,
                                           January 31, 1997
                                                (Unaudited)
                                                       1997
1996         1995         1994         1993         1992
Per Share Operating Data:
Net Asset Value,
Beginning of Period. . . . . . . . . . . . . . . . . $ 8.85    $
8.75       $ 9.34       $ 9.39       $ 8.50       $ 8.02

Income (loss) from investment operations:
Net investment income. . . . . . . . . . . . . . . . . ..11
 .03          .21          .03          .11          .10
Net realized and unrealized gain (loss). . . . . . . . 1.24
 .39          .88         1.00         1.51          .94
Total income (loss) from investment operations . . . . 1.35
 .42         1.09         1.03         1.62         1.04

Dividends and distributions to shareholders:
Dividends from net investment income . . . . . . . . .(.12)
(.12)        (.12)        (.05)        (.08)        (.06)
Distributions from net realized gain . . . . . . . . .(.39)
(.20)       (1.56)       (1.03)        (.65)        (.50)
Total dividends and distributions
to shareholders. . . . . . . . . . . . . . . . . . . .(.51)
(.32)       (1.68)       (1.08)        (.73)        (.56)

Net Asset Value, End of Period . . . . . . . . . . . $ 9.69    $
8.85       $ 8.75      $ 9.34       $ 9.39       $ 8.50

Total Return at Net Asset Value1<F1> . . . . . . . . .15.5%
4.8%        15.2%        11.1%        20.2%        13.6%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) . . . . .$107,850
$100,130      $90,538      $68,209      $62,180      $55,501

Ratios to average net assets:
Net investment income (loss)5<F5>. . . . . . . . . . .2.19%
0.47%        1.91%        0.35%        0.59%        1.14%
Expenses2,5<F2><F5>. . . . . . . . . . . . . . . . . .1.43%
1.63%        1.45%        1.34%        1.44%        1.46%

Portfolio Turnover Rate3,5<F3><F5> . . . . . . . . . 103.2%
163.1%       173.0%        87.2%        48.8%        39.8%
Average Brokerage Commission Rate4<F4>              $0.0566
0.0561            -            -            -            -

See notes to financial statements.
<F1>
Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering) with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
<F2>
Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the fund. Prior year expenses have not been adjusted.
<F3>
The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Purchases and sales of investment securities, other than U.S. government and short-term securities for the period ended January 31, 1997, aggregated $53,331,091 and $35,658,734, respectively.
<F4>
Total brokerage commissions paid on applicable purchases and sales of investment securities for the period divided by the total number of related shares purchased and sold.
<F5>
Annualized

Financial Highlights


                                                    Class A   Class
B      Class C      Class A      Class B      Class C



                                                 Six Months ended
January 31, 1997             Period ended July 31, 1996

(Unaudited)                     19961        19961        19961
Per Share Operating Data:
Net Asset Value,
Beginning of Period. . . . . . . . . . . . . . . . . $ 8.84    $
8.80       $ 8.81      $ 9.21        $ 9.21       $ 9.21

Income (loss) from investment operations:
Net Investment income(loss). . . . . . . . . . . . . . ..09
 .05          .06           -7        (.01)           -7
Net realized and unrealized gain (loss). . . . . . . . 1.26
1.25         1.23        (.37)        (.40)        (.40)
Total income (loss) from investment operations . . . . 1.35
1.30         1.29        (.37)        (.41)        (.40)

Dividends and distributions to shareholders:
Dividends from net investment income . . . . . . . . .(.12)
(.09)        (.09)            -            -            -
Distributions from net realized gain . . . . . . . . .(.39)
(.39)        (.39)            -            -            -
Total dividends and distributions
to shareholders. . . . . . . . . . . . . . . . . . . .(.51)
(.48)        (.48)            -            -            -

Net Asset Value, End of Period . . . . . . . . . . . .$9.68
$9.62        $9.62       $ 8.84       $ 8.80       $ 8.81

Total Return at Net Asset Value1 . . . . . . . . . . .15.3%
14.8%        14.6%       (4.0)%       (4.5)%       (4.3)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) . . . . . . $7,185
$7,598       $2,174       $3,838       $3,417         $367

Ratio to average net assets:
Net investment income6 . . . . . . . . . . . . . . . .1.79%
 .98%        1.02%       0.13%3     (0.52)%3     (0.63)%3
Expenses2,6. . . . . . . . . . . . . . . . . . . . . .1.61%
2.24%        2.31%        2.06%       2.81%        2.97%

Portfolio Turnover Rate3,6 . . . . . . . . . . . . . 103.2%
103.2%       103.2%       163.1%       163.1%       163.1%
Average Brokerage Commission Rate4 . . . . . . . . .$0.0566
$0.0566      $0.0566      $0.0561      $0.0561      $0.0561

See notes to financial statements

<F1>
Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering) with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
<F2>
Beginning in fiscal 1996, the expense ratio reflects the effects of expenses paid indirectly by the Fund. Prior year expenses have not been adjusted.
<F3>
The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Purchases and sales of investment securities, other than U.S.
Government and short-term securities for the period ended January 31, 1997, aggregated $53,331,091 and
$35,658,734, respectively.
<F4>
Total brokerage commissions paid on applicable purchases and sales of investment securities for the period divided by the total number of related shares purchased and sold.
<F5>
For the period from March 1, 1996 (inception of offering) to July
31, 1996.
<F6>
Annualized
<F7>
Less than $.005 per share.

Notes to Financial Statements


1.  Summary of Significant Accounting Policies
    American Growth Fund, Inc. ("Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund offers Class A, Class B, Class C and Class D shares. Class D shares are available to shareholders in existence prior to 03/01/96.
    Class A and Class D shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares seven years after date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

    Investment Valuation - Investment securities are valued at the closing asked price as reported by the principal securities exchange on which the security is traded. If no sale is reported, or if the security is not traded on an exchange, value is based on the average of the latest bid and asked prices. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

    Allocation of Income, Expenses, and Gains and Losses - Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

    Federal Income Taxes - No provision for federal income or excise taxes has been made because it is the Fund's policy to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.

    Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

    Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

    Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.

    Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements




2. Shares of Beneficial Interest - The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                  Six Months Ended
January 31, 1997                   Year Ended July 31, 19961

(Unaudited)
                                                      Shares
 Amount                            Shares      Amount
    Class A:
    Sold                                            397,220
$3,698,075                       437,138     $ 4,077,847
    Dividends and distributions reinvested           33,500
  312,849                            -               -
    Redeemed                                       (122,210)
(1,177,927)                       (3,165)        (29,406)
    Net increase                                    308,510
2,832,997                        433,973       4,048,441

    Class B:
    Sold                                             379,058
3,592,915                       388,712       3,609,425
    Dividends and distributions reinvested            29,386
  272,992                            -               -
    Redeemed                                         (6,585)
 (61,327)                         (656)         (6,042)
    Net increase                                     401,859
3,804,580                        388,056       3,603,383

    Class C:
    Sold                                             182,815
1,656,057                        41,705         383,954
    Dividends and distributions reinvested             8,632
   80,191                            -               -
    Redeemed                                         (7,267)
 (68,665)                            -              (3)
    Net Increase                                     184,180
1,667,583                       41,705          383,951

    Class D:
    Sold                                            257,824
2,419,054                     2,553,651      23,031,338
    Dividends and distributions reinvested          541,388
5,060,654                       375,550       3,300,334
    Redeemed                                       (986,460)
(9,355,725)                   (1,956,583)    (17,946,137)
    Net increase                                   (187,248)
$(1,876,017)                      972,618     $ 8,385,535

    1. For the period from March 1, 1996 (inception of offering) to July 31, 1996 for Class A, Class B and Class C shares.

3.  Unrealized Gains and Losses on Investments

    At January 31, 1997, net unrealized appreciation on investments of $23,900,119 was comprised of gross appreciation of
    $24,085,079  and gross depreciation of $184,960.

4.  Fund Expenses Paid Indirectly

    Fund expenses totaling $60,273 relating to certain operating expenses were paid by broker dealers under terms of brokerage/service arrangements. Fees for transfer agent and data processing services and custodian services totaling $24,583 and $24,077, respectively, were offset by earnings on cash balances maintained by the Fund at the custodian financial institution.
    The Fund could have invested the assets maintained at the institution in income-producing assets if it had not agreed to a reduction in fees.

5.  Underwriting, Investment Advisory Contracts and Service Fees

    Under the investment advisory contract with Investment Research Corporation ("IRC"), the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of average annual net assets of the Fund

Notes to Financial Statements


    and 0.75% of such assets above $30 million. The Fund pays its own operating expenses. The advisor has agreed to reimburse the Fund if total expenses exceed the most restrictive limitation prescribed by any state in which the shares of the Fund are sold.

    Class B and Class C shares are subject to service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class A shares are subject to service and distribution fees of 0.25% and 0.05% of average daily net assets, respectively.

    For the six months ended January 31, 1997 commissions and sales charges paid by investors on the purchase of Fund shares totalled $272,652 of which $74,927 was retained by American Growth Fund Sponsors, Inc. ("Sponsors"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by Sponsors on sales of the Fund's Class B and C shares totaled $98,320.

    Certain officers of the Fund are also officers of Sponsors and IRC. For the six months ended January 31, 1997 the Fund paid directors' fees and expenses of $4,800.

    For the six months ended January 31, 1997, under an agreement with IRC, the Fund was charged $162,542 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $30,584 by an affiliated company of IRC for the cost of office space under terms of a month-to-month lease agreement.

6.  Federal Income Tax Matters

    On December 30, 1996, distributions of $0.12 and $0.39 aggregating $78,116 and $253,876, $0.09 and $0.39 aggregating
    $60,893 and $263,868, $0.09 and $0.39 aggregating $17,406 and
$75,426, $0.12 and $0.39 aggregating $1,288,377 and
    $4,187,225 were declared from net investment income and realized gains, respectively on the Fund's Class A, B, C and D shares, respectively. The dividends were paid December 31, 1996. For the Fund's six months ended January 31, 1997, all ordinary income dividends have been determined to qualify for the dividend received deduction for corporate shareholders.

    For federal income tax purposes, the Fund realized net capital gains of $1,147,212 during the six months ended January 31,
    1997.

TRANSFER AGENT
    Boston Financial
    Data Services Inc.
    Two Heritage Drive
    North Quincy, MA  02171

CUSTODIAN

    State Street Bank and
    Trust Company
    Two Heritage Drive
    North Quincy, MA  02171

RETIREMENT PLAN CUSTODIAN

    State Street Bank and
    Trust Company
    Two Heritage Drive
    North Quincy, MA  02171

INDEPENDENT AUDITORS

    KPMG Peat Marwick LLP
    707 Seventeenth Street, Suite 2300
    Denver, CO  80202

UNDERWRITER/DISTRIBUTOR

    American Growth Fund Sponsors, Inc.
    110 Sixteenth Street, Suite 1400
    Denver, CO  80202
    (303) 623-6137
    (303) 623-7037 FAX
    (800) 525-2406

AMERICAN GROWTH FUND, INC.
BOARD OF ADVISORS

       William D. Farr

            President and Director of Farr Farms Co.

            Chairman of the Board of Northern

            Colorado Water Conservacy

            Past President of the National

            Cattlemen's Association

            Board Member of Greeley Water Board


       Frank J. Johns

            Retired President of Denver Dry Goods

            Company

            Retired Director of Mountain Bell

            Past President and Lifetime Member, Denver

            Chamber of Commerce


OFFICERS AND DIRECTORS


       Robert Brody,. . . .President and Director

       Timothy E. Taggart . . . . .Executive Vice

                                    President

       D. Leann Baird . . . . . . . . . Secretary

       Michael J. Baum, Jr. . . . . . . .Director

       Eddie R. Bush. . . . . . . . . . .Director

       Don S. Strauss . . . . . . . . . .Director

       Harold Rosen . . . . . . . . . . .Director

INVESTMENT ADVISOR


       Investment Research Corporation

       110 Sixteenth Street, Suite 1400

       Denver, CO  80202


       Robert Brody . . . . .President, Treasurer
                                       . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . .and Director

       Timothy E. Taggart . . . . .Vice President
                                             . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . .and Director

       D. Leann Baird . . . . . . . . . Secretary
                                   and Director

This is what American Growth Fund* has done for its investors over the last 38 1/2 years.

$528,552** Total value on 12/31/96 with both dividends and capital gains reinvested.
[MOUNTAIN CHART]
Average Annual      thru 12/31/96       thru 12/31/96
Total Return**                          without sales
                                        charge

1 Year                        4.20%               10.50%
5 Years                       11.92%              13.26%
10 Years                      11.01%              11.66%
15 Years                      11.46%              11.91%
38 Years                      10.75%              10.93%

$10,000 investment
on 08/01/58

*A conservative, long-term growth mutual fund with income as a secondary objective.
**The above information reflects the performance of the Fund's Class D shares. On 3/1/96, the Fund adopted a multi-class distribution arrangement to issue additional classes of shares, designated as Class A, Class B and Class
C shares. Shares existing prior to 3/1/96 became Class D shares. Performance information on Class A, Class B, and
Class C shares is not yet available. Class A and Class D shares are subject to a maximum front-end sales charge of 5.75%, Class B shares are subject to a maximum contingent deferred sales charge of 5% and Class C shares are subject to a 1% contingent deferred sales charge within the first year of purchase.
The Fund may incur 12b-1 expenses up to an annual maximum of .30 of 1% on its average daily net assets of its Class A shares, 1% of its average daily net assets of its Class B shares, and 1% of its average daily net assets of its Class C shares. Class D shares have no 12b-1 fees.
Performance figures for Class D shares include the 5.75% initial sales charge and assume the reinvestment of income dividends and capital gain distributions. performance quoted represents past performance. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. Call for complete information including a prospectus. Please read the prospectus carefully before investing. Distributor American Growth Fund Sponsors, Inc.